5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
LONG-TERM INVESTMENTS
Loss in joint venture	$ 112,929	$ 302,606
Accrued interest expense	$ 64,256	$ 52,176